Go Green Directories, Inc. - (A Development Stage Company) - Statements of Cash Flows (USD $)	12 Months Ended		58 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012
Cash Flows from Operating Activities
Net Loss	$ (4,802)	$ (33,760)	$ (67,102)
Adjustments to Reconcile Net Loss to Net Cash Used by Operating Activities
Increase in Accounts Payable	449	3,952	4,401
Issuance of stock for services rendered	0	0	10,000
Net Cash Used in Operating Activities	(4,353)	(2,908)	(52,701)
Financing Activities
Issuance of common stock for cash	0	0	47,000
Receipt of stock subscriptions receivables	0	4,000	4,000
Advances From Shareholders	10,000	0	10,000
Net Cash Provided by Financing Activities	10,000	4,000	61,000
Net Increase (Decrease) in Cash	5,647	(25,808)	8,299
Cash at Beginning of Period	2,652	28,460	0
Cash at End of Period	8,299	2,652	8,299
Non-Cash Investing and Financing Activities
Issuance of stock for management services rendered	0	0	10,000
Issuance of stock for subscriptions receivable	$ 0	$ 0	$ 4,000